Annual Total Returns - Fidelity® Municipal Income 2025 Fund [BarChart] - 06.30 Fidelity Defined Maturity Funds Retail Combo PRO-09 - Fidelity® Municipal Income 2025 Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Municipal Income 2025 Fund
Bar Chart Table:
Annual Return 2018	1.18%
Annual Return 2019	7.44%
Annual Return 2020	3.63%